CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical)	Sep. 30, 2020 shares
Statement of Stockholders' Equity [Abstract]
Number of shares subject to forfeiture	750,000